Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
LICENSE FEE REVENUE	$ 72,102	$ 72,102
COST OF REVENUES	44,295	5,838
GROSS PROFIT	27,807	66,264
OPERATING EXPENSES:
Compensation expense	830,322	906,773
Professional fees	1,058,609	1,198,745
Research and development	2,160,829	2,368,156
Other selling, general and administrative expenses	258,709	298,284
Total operating expenses	4,308,469	4,771,958
LOSS FROM OPERATIONS	(4,280,662)	(4,705,694)
OTHER INCOME (EXPENSE):
Interest and dividend income, net	193,912	333,165
Interest expense	(37,302)	(5,084)
Net realized gain (loss) on short-term investments	3,911	(1,025)
Unrealized loss on short term investments	(3,240)
Staking income on crypto assets	207
Unrealized loss on crypto assets, at fair value	(64,608)
Impairment loss on crypto assets, at cost	(39,916)
Foreign currency transaction loss		(14,242)
Total other income , net	52,964	312,814
LOSS BEFORE PROVISION FOR INCOME TAXES	(4,227,698)	(4,392,880)
Provision for income taxes
NET LOSS	(4,227,698)	(4,392,880)
COMPREHENSIVE LOSS:
Net loss	(4,227,698)	(4,392,880)
Other comprehensive income:
Unrealized gain on short-term debt investments	3,409	8,646
Total comprehensive loss	$ (4,224,289)	$ (4,384,234)
NET LOSS PER COMMON SHARE:
Basic (in Dollars per share)	$ (0.5)	$ (1.19)
Diluted (in Dollars per share)	$ (0.5)	$ (1.19)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in Shares)	8,382,272	3,680,389
Diluted (in Shares)	8,382,272	3,680,389